Restricted Cash (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Cash And Cash Equivalents [Abstract]
Restricted Cash

NOTE 4 - RESTRICTED CASH

Restricted cash represents escrow deposits with lenders to be used to pay real estate taxes, insurance, and capital improvements. A summary of the components of restricted cash follows (in thousands):

	June 30, 2020	December 31, 2019
Real estate taxes	$4,972	$3,956
Insurance	311	877
Capital improvements	1,170	1,380
Other	348	321
	$6,801	$6,534

Unrestricted cash designated for capital expenditures	$14,645	$21,706

NOTE 4 - RESTRICTED CASH

Restricted cash represents escrow deposits with lenders to be used to pay real estate taxes, insurance, and capital improvements. A summary of the components of restricted cash follows (in thousands):

	December 31, 2019	December 31, 2018
Real estate taxes	$3,956	$5,107
Insurance	877	779
Capital improvements	1,380	1,358
Other	321	569
Total	$6,534	$7,813

Unrestricted cash designated for capital expenditures	$21,706	$28,021